Stock-Based Compensation (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Stock-Based Compensation [Line Items]
Compensation expense		$ 1,359,000
Shares awards issued (in Shares)		0
Stock options granted (in Dollars per share)		$ 0	$ 0
Stock price targets over the term		6 years
Estimated fair value	$ 4,800,000	$ 4,800,000
Expense related	$ 278,176	$ 729,839
Cash bonus percentage		2.50%
Cash bonus		$ 20,000,000
Restricted Stock Units [Member]
Stock-Based Compensation [Line Items]
Shares awards issued (in Shares)		0
Minimum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share)		$ 30
Maximum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share)		$ 300
Executive [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares)		6,000,000
Executive Officer [Member]
Stock-Based Compensation [Line Items]
Cash bonus		$ 10,000,000
Common Stock [Member]
Stock-Based Compensation [Line Items]
Shares awards issued (in Shares)			0